Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Details) - NZD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 22,849	$ 28,293	$ 37,863
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill			2,320
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,516	6,091
Goodwill [Member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(5,516)	(6,091)
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	19,214	21,662	25,075
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	22,863	25,151
Patents and Licences [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(3,649)	(3,489)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	3,443	6,631	10,205
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	12,253	12,032
Brands [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(8,810)	(5,401)
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	192		$ 263
Software & Website [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,749	15,548
Software & Website [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (15,557)	$ (15,548)